INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at January 1	$ 303	$ 4,831
Decrease in uncertain tax positions for the previous years	0	(4,831)
Increase in uncertain tax positions for the current year, net	1,096	303
Balance at December 31	$ 1,399	$ 303